Schedule II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Allowance for doubtful accounts and revenue reserves	Dec. 31, 2012 Allowance for doubtful accounts and revenue reserves	Dec. 31, 2011 Allowance for doubtful accounts and revenue reserves	Dec. 31, 2013 Magazine publishing allowance for newsstand returns	Dec. 31, 2012 Magazine publishing allowance for newsstand returns	Dec. 31, 2013 Sales returns accrual	Dec. 31, 2012 Sales returns accrual	Dec. 31, 2011 Sales returns accrual	Dec. 31, 2013 Deferred tax valuation allowance	Dec. 31, 2012 Deferred tax valuation allowance	Dec. 31, 2011 Deferred tax valuation allowance	Dec. 31, 2013 Other reserves	Dec. 31, 2012 Other reserves	Dec. 31, 2011 Other reserves	Dec. 31, 2010 Other reserves
Description
Balance at Beginning of Period	$ 8,775	$ 7,309	$ 8,848	$ 2,313		$ 1,244	$ 1,020	$ 913	$ 60,783	$ 45,084	$ 40,266	$ 2,518	$ 1,925	$ 2,119	$ 1,555
Charges to Earnings	12,275	12,237	8,898	164	10,426	19,176	17,728	16,573	8,864	9,320	5,732
Charges to Other Accounts	564	654	(329)	45	33	0	0	0	(7,294)	6,379	(914)
Deductions	13,074	11,425	10,108	2,522	8,146	19,212	17,504	16,466	0	0	0
Balance at End of Period	$ 8,540	$ 8,775	$ 7,309	$ 0	$ 2,313	$ 1,208	$ 1,244	$ 1,020	$ 62,353	$ 60,783	$ 45,084	$ 2,518	$ 1,925	$ 2,119	$ 1,555